Intangible assets and goodwill - Acquisition or manufacturing costs of intangible assets and goodwill (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	€ 1,518,677
Additions - amortization	(152,333)	€ (169,017)	€ (152,325)
Balance at the end of the period	1,362,327	1,518,677
Capitalized development costs	74,840	108,478
Reconciliation of goodwill
Balance at the beginning of the period	15,791,181
Balance at the end of the period	14,650,008	15,791,181
Intangible assets
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	1,518,677
Balance at the end of the period	1,362,327	1,518,677
Amortizable intangible assets
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	1,243,216
Balance at the end of the period	1,097,532	1,243,216
Non-compete agreements
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	21,936
Balance at the end of the period	13,039	21,936
Technology
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	423,730
Balance at the end of the period	359,053	423,730
Licenses and distribution agreements
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	35,297
Balance at the end of the period	9,981	35,297
Customer relationships
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	51,531
Balance at the end of the period	44,771	51,531
Construction in progress.
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	359,572
Balance at the end of the period	350,652	359,572
Internally developed intangibles
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	220,988
Balance at the end of the period	192,878	220,988
Other
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	130,162
Balance at the end of the period	127,158	130,162
Non-amortizable intangible assets
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	275,461
Balance at the end of the period	264,795	275,461
Trade names
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	252,641
Balance at the end of the period	223,895	252,641
Management contracts
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	1,061
Balance at the end of the period	1,026	1,061
Emission certificates
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	21,759
Balance at the end of the period	39,874	21,759
Goodwill
Reconciliation of goodwill
Balance at the beginning of the period	15,791,181
Balance at the end of the period	14,650,008	15,791,181
Gross carrying amount | Intangible assets
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	2,868,557	2,739,203
Foreign currency translation	(76,171)	121,949
Changes in consolidation group	(5,685)	54,757
Additions	108,307	166,339
Reclassifications	(20,548)	5,373
Disposals	(88,833)	(219,064)
Balance at the end of the period	2,785,627	2,868,557	2,739,203
Gross carrying amount | Amortizable intangible assets
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	2,561,742	2,482,994
Foreign currency translation	(67,240)	106,495
Changes in consolidation group	(6,985)	40,703
Additions	90,192	145,241
Reclassifications	523	5,373
Disposals	(60,677)	(219,064)
Balance at the end of the period	2,517,555	2,561,742	2,482,994
Gross carrying amount | Non-compete agreements
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	351,773	339,796
Foreign currency translation	(11,615)	19,692
Changes in consolidation group	(216)	150
Reclassifications	(9,369)	584
Disposals	(1,885)	(8,449)
Balance at the end of the period	328,688	351,773	339,796
Gross carrying amount | Technology
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	686,129	737,465
Foreign currency translation	(21,525)	42,800
Additions	10	143
Reclassifications	9
Disposals	(3)	(94,279)
Balance at the end of the period	664,620	686,129	737,465
Gross carrying amount | Licenses and distribution agreements
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	168,721	171,578
Foreign currency translation	(5,762)	6,150
Changes in consolidation group	(25)
Additions		4,173
Reclassifications	(8)	(280)
Disposals	(239)	(12,900)
Balance at the end of the period	162,687	168,721	171,578
Gross carrying amount | Customer relationships
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	75,017	67,641
Foreign currency translation	(3,123)	2,605
Changes in consolidation group	(410)	4,771
Balance at the end of the period	71,484	75,017	67,641
Gross carrying amount | Construction in progress.
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	359,572	315,965
Foreign currency translation	(6,991)	9,673
Changes in consolidation group	831	120
Additions	77,414	113,353
Reclassifications	(31,699)	(77,415)
Disposals	(48,136)	(2,124)
Balance at the end of the period	350,991	359,572	315,965
Gross carrying amount | Internally developed intangibles
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	506,346	460,213
Foreign currency translation	(7,486)	16,148
Changes in consolidation group	(484)	31,953
Additions	6,078	8,678
Reclassifications	24,762	78,296
Disposals	(1,934)	(88,942)
Balance at the end of the period	527,282	506,346	460,213
Gross carrying amount | Other
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	414,184	390,336
Foreign currency translation	(10,738)	9,427
Changes in consolidation group	(6,681)	3,709
Additions	6,690	18,894
Reclassifications	16,828	4,188
Disposals	(8,480)	(12,370)
Balance at the end of the period	411,803	414,184	390,336
Gross carrying amount | Non-amortizable intangible assets
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	306,815	256,209
Foreign currency translation	(8,931)	15,454
Changes in consolidation group	1,300	14,054
Additions	18,115	21,098
Reclassifications	(21,071)
Disposals	(28,156)
Balance at the end of the period	268,072	306,815	256,209
Gross carrying amount | Trade names
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	282,435	252,911
Foreign currency translation	(8,844)	15,470
Changes in consolidation group	1,300	14,054
Reclassifications	(21,071)
Disposals	(28,156)
Balance at the end of the period	225,664	282,435	252,911
Gross carrying amount | Management contracts
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	2,621	2,637
Foreign currency translation	(87)	(16)
Balance at the end of the period	2,534	2,621	2,637
Gross carrying amount | Emission certificates
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	21,759	661
Additions	18,115	21,098
Balance at the end of the period	39,874	21,759	661
Gross carrying amount | Goodwill
Reconciliation of goodwill
Balance at the beginning of the period	16,405,013	14,944,458
Foreign currency translation	(557,044)	765,366
Changes in consolidation group	(41,750)	695,189
Reclassifications	(558,419)
Balance at the end of the period	15,247,800	16,405,013	14,944,458
Accumulated depreciation / amortization / impairment | Intangible assets
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	(1,349,880)	(1,279,810)
Foreign currency translation	38,597	(54,833)
Changes in consolidation group	5,259	(11)
Additions - amortization	(152,333)	(169,017)
Impairment loss	(24,646)	(59,056)
Reclassifications	20,493	(729)
Disposals	39,210	213,576
Balance at the end of the period	(1,423,300)	(1,349,880)	(1,279,810)
Accumulated depreciation / amortization / impairment | Amortizable intangible assets
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	(1,318,526)	(1,250,204)
Foreign currency translation	38,042	(53,085)
Changes in consolidation group	6,559	(11)
Additions - amortization	(152,333)	(169,017)
Impairment loss	(24,646)	(59,056)
Reclassifications	19,827	(729)
Disposals	11,054	213,576
Balance at the end of the period	(1,420,023)	(1,318,526)	(1,250,204)
Accumulated depreciation / amortization / impairment | Non-compete agreements
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	(329,837)	(311,184)
Foreign currency translation	11,103	(17,881)
Changes in consolidation group	414	260
Additions - amortization	(7,255)	(8,822)
Impairment loss	(184)
Reclassifications	8,553	(585)
Disposals	1,557	8,375
Balance at the end of the period	(315,649)	(329,837)	(311,184)
Accumulated depreciation / amortization / impairment | Technology
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	(262,399)	(286,593)
Foreign currency translation	8,030	(14,471)
Additions - amortization	(51,198)	(55,614)
Disposals		94,279
Balance at the end of the period	(305,567)	(262,399)	(286,593)
Accumulated depreciation / amortization / impairment | Licenses and distribution agreements
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	(133,424)	(135,517)
Foreign currency translation	5,232	(4,314)
Changes in consolidation group	20
Additions - amortization	(2,423)	(4,131)
Impairment loss	(22,363)
Reclassifications	(2)	280
Disposals	254	10,258
Balance at the end of the period	(152,706)	(133,424)	(135,517)
Accumulated depreciation / amortization / impairment | Customer relationships
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	(23,486)	(18,667)
Foreign currency translation	1,233	(199)
Changes in consolidation group	224
Additions - amortization	(4,684)	(4,620)
Balance at the end of the period	(26,713)	(23,486)	(18,667)
Accumulated depreciation / amortization / impairment | Construction in progress.
Reconciliation of intangible assets other than goodwill
Foreign currency translation	8
Impairment loss	(347)
Balance at the end of the period	(339)
Accumulated depreciation / amortization / impairment | Internally developed intangibles
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	(285,358)	(242,584)
Foreign currency translation	5,983	(8,968)
Changes in consolidation group	256	120
Additions - amortization	(56,487)	(61,850)
Impairment loss	(82)	(57,937)
Reclassifications	(421)	(3,077)
Disposals	1,705	88,938
Balance at the end of the period	(334,404)	(285,358)	(242,584)
Accumulated depreciation / amortization / impairment | Other
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	(284,022)	(255,659)
Foreign currency translation	6,453	(7,252)
Changes in consolidation group	5,645	(391)
Additions - amortization	(30,286)	(33,980)
Impairment loss	(1,670)	(1,119)
Reclassifications	11,697	2,653
Disposals	7,538	11,726
Balance at the end of the period	(284,645)	(284,022)	(255,659)
Accumulated depreciation / amortization / impairment | Non-amortizable intangible assets
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	(31,354)	(29,606)
Foreign currency translation	555	(1,748)
Changes in consolidation group	(1,300)
Reclassifications	666
Disposals	28,156
Balance at the end of the period	(3,277)	(31,354)	(29,606)
Accumulated depreciation / amortization / impairment | Trade names
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	(29,794)	(28,060)
Foreign currency translation	503	(1,734)
Changes in consolidation group	(1,300)
Reclassifications	666
Disposals	28,156
Balance at the end of the period	(1,769)	(29,794)	(28,060)
Accumulated depreciation / amortization / impairment | Management contracts
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	(1,560)	(1,546)
Foreign currency translation	52	(14)
Balance at the end of the period	(1,508)	(1,560)	(1,546)
Accumulated depreciation / amortization / impairment | Goodwill
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	(613,832)	(582,881)
Foreign currency translation	20,953	(30,951)
Changes in consolidation group	52,505
Impairment loss	(57,488)
Reclassifications	70
Balance at the end of the period	(597,792)	(613,832)	€ (582,881)
Hyperinflationary economies | Intangible assets
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	6,279
Balance at the end of the period	13,773	6,279
Hyperinflationary economies | Amortizable intangible assets
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	4,406
Balance at the end of the period	13,773	4,406
Hyperinflationary economies | Non-compete agreements
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	95
Balance at the end of the period	109	95
Hyperinflationary economies | Licenses and distribution agreements
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	143
Balance at the end of the period	117	143
Hyperinflationary economies | Construction in progress.
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	181
Balance at the end of the period	649	181
Hyperinflationary economies | Internally developed intangibles
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	1,193
Balance at the end of the period	1,371	1,193
Hyperinflationary economies | Other
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	2,794
Balance at the end of the period	11,527	2,794
Hyperinflationary economies | Non-amortizable intangible assets
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	1,873
Balance at the end of the period		1,873
Hyperinflationary economies | Management contracts
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	1,873
Balance at the end of the period		1,873
Hyperinflationary economies | Goodwill
Reconciliation of goodwill
Balance at the beginning of the period	26,955
Balance at the end of the period	26,798	26,955
Hyperinflationary economies | Gross carrying amount | Intangible assets
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	14,002
Balance at the end of the period	23,538	14,002
Hyperinflationary economies | Gross carrying amount | Amortizable intangible assets
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	11,774
Balance at the end of the period	23,538	11,774
Hyperinflationary economies | Gross carrying amount | Non-compete agreements
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	678
Balance at the end of the period	783	678
Hyperinflationary economies | Gross carrying amount | Licenses and distribution agreements
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	473
Balance at the end of the period	533	473
Hyperinflationary economies | Gross carrying amount | Construction in progress.
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	181
Balance at the end of the period	649	181
Hyperinflationary economies | Gross carrying amount | Internally developed intangibles
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	2,859
Balance at the end of the period	3,214	2,859
Hyperinflationary economies | Gross carrying amount | Other
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	7,583
Balance at the end of the period	18,359	7,583
Hyperinflationary economies | Gross carrying amount | Non-amortizable intangible assets
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	2,228
Balance at the end of the period		2,228
Hyperinflationary economies | Gross carrying amount | Management contracts
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	2,228
Balance at the end of the period		2,228
Hyperinflationary economies | Gross carrying amount | Goodwill
Reconciliation of goodwill
Balance at the beginning of the period	60,765
Balance at the end of the period	60,797	60,765
Hyperinflationary economies | Accumulated depreciation / amortization / impairment | Intangible assets
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	(7,723)
Balance at the end of the period	(9,765)	(7,723)
Hyperinflationary economies | Accumulated depreciation / amortization / impairment | Amortizable intangible assets
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	(7,368)
Balance at the end of the period	(9,765)	(7,368)
Hyperinflationary economies | Accumulated depreciation / amortization / impairment | Non-compete agreements
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	(583)
Balance at the end of the period	(674)	(583)
Hyperinflationary economies | Accumulated depreciation / amortization / impairment | Licenses and distribution agreements
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	(330)
Balance at the end of the period	(416)	(330)
Hyperinflationary economies | Accumulated depreciation / amortization / impairment | Internally developed intangibles
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	(1,666)
Balance at the end of the period	(1,843)	(1,666)
Hyperinflationary economies | Accumulated depreciation / amortization / impairment | Other
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	(4,789)
Balance at the end of the period	(6,832)	(4,789)
Hyperinflationary economies | Accumulated depreciation / amortization / impairment | Non-amortizable intangible assets
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	(355)
Balance at the end of the period		(355)
Hyperinflationary economies | Accumulated depreciation / amortization / impairment | Management contracts
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	(355)
Balance at the end of the period		(355)
Hyperinflationary economies | Accumulated depreciation / amortization / impairment | Goodwill
Reconciliation of goodwill
Balance at the beginning of the period	(33,810)
Balance at the end of the period	€ (33,999)	€ (33,810)